LEASES - Schedule of Lease Liability Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finance Leases
2022	$ 10,704
2023	7,000
2024	6,307
2025	8,618
2026	2,690
Thereafter	9,077
Total lease payments	44,396
Less: present value discount	(3,677)
Total finance lease liability	40,719	$ 9,352
Operating Leases
2022	86,182
2023	74,787
2024	61,758
2025	48,904
2026	33,203
Thereafter	121,427
Total lease payments	426,261
Less: present value discount	(47,501)
Total operating lease liability	$ 378,760